Loans and Related Allowance for Credit Losses (Loan Portfolio Summarized by the Past Due Status) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 5,943	$ 7,429
Current	371,100	287,472
Total loans	377,043	294,901	$ 277,798
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	564	400
30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,298	905
60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,169	1,503
Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3,476	5,021
Commercial, Financial and Agricultural [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	92	14
Current	34,079	23,724
Total loans	34,171	23,738	26,281
Commercial, Financial and Agricultural [Member] | Commercial Portfolio Segment [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	92	2
Commercial, Financial and Agricultural [Member] | Commercial Portfolio Segment [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		12
Commercial Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		2,166
Current		87,834
Total loans	127,213	90,000	74,471
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	618
Current	216
Total loans	834
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	443
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | Acquired Without Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,479
Current	124,900
Total loans	126,379
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		388
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | 30-59 Days Past Due [Member] | Acquired Without Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	112
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		61
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | 60-89 Days Past Due [Member] | Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	175
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | 60-89 Days Past Due [Member] | Acquired Without Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	124
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		1,717
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | Greater than 90 Days Past Due [Member] | Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	443
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | Greater than 90 Days Past Due [Member] | Acquired Without Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,243
Construction Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		440
Current	26,672	20,273
Total loans	26,672	20,713	19,681
Construction Loan [Member] | Real Estate Portfolio Segment [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		104
Construction Loan [Member] | Real Estate Portfolio Segment [Member] | Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		336
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		4,792
Current		135,884
Total loans	164,617	140,676	140,459
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing		400
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	180
Current	450
Total loans	630
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	119
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | Acquired Without Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3,468
Current	160,519
Total loans	163,987
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		498
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | 30-59 Days Past Due [Member] | Acquired Without Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,038
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		1,326
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | 60-89 Days Past Due [Member] | Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	61
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | 60-89 Days Past Due [Member] | Acquired Without Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	761
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		2,968
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | Greater than 90 Days Past Due [Member] | Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	119
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | Greater than 90 Days Past Due [Member] | Acquired Without Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,669
Obligations of State and Political Subdivisions [Member] | Unallocated Financing Receivables [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	17,524	15,730
Total loans	17,524	15,730
Obligations of State and Political Subdivisions [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans			12,702
Personal Loan [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	106	17
Current	6,740	4,027
Total loans	6,846	4,044	$ 4,204
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	2
Personal Loan [Member] | Consumer Portfolio Segment [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	56	$ 17
Personal Loan [Member] | Consumer Portfolio Segment [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	48
Personal Loan [Member] | Consumer Portfolio Segment [Member] | Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 2